S000039949 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	154 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex-US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	32.33%	13.37%	8.68%
Performance Inception Date				Feb. 28, 2013
Class C
Prospectus [Line Items]
Average Annual Return, Percent	37.94%	13.63%	8.39%
Performance Inception Date				Feb. 28, 2013
Class I
Prospectus [Line Items]
Average Annual Return, Percent	39.30%	14.81%	9.56%
Performance Inception Date				Feb. 28, 2013
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	38.14%	14.19%	9.03%
Performance Inception Date				Feb. 28, 2013
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	23.76%	11.84%	7.72%
Performance Inception Date				Feb. 28, 2013
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	39.45%	14.86%	9.64%
Performance Inception Date				Feb. 28, 2013